Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Spear Alpha ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spear Alpha ETF NAV
Average Annual Return, Percent	27.97%	5.87%
Spear Alpha ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spear Alpha ETF Market
Average Annual Return, Percent	28.31%	5.90%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	24.56%	9.22%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	29.61%	7.37%